Note 1 - Description of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Year ended	Year ended
	December 31,	December 31,
	2016	2015
Computer	$20,755	$20,755
Furniture and equipment	80,956	80,956
Software	257,500	257,500
Accumulated depreciation	(114,362)	(75,629)
Balance at end of period	$244,849	$283,582

Information About Deposit-type Contracts [Table Text Block]
	Year ended	Year ended
	December 31,	December 31,
	2016	2015

Balance at beginning of period	$1,573,988	$686,316
Deposits received	1,989,833	910,817
Interest credited	80,452	31,478
Withdrawals	(246,103)	(54,623)
Balance at end of period	$3,398,170	$1,573,988

Deferred Policy Acquisition Costs [Table Text Block]
	Year ended	Year ended
	December 31,	December 31,
	2016	2015

Balance at beginning of period	$86,053	$52,808
Capitalization of commissions, sales and issue expenses	221,410	146,539
Amortization net of interest	(153,671)	(113,294)
Balance at end of period	$153,792	$86,053